Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001803491
Document Type	N-CSR
Entity Registrant Name	Hamilton Lane Private Assets Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false